RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (Q3) (Details) - $ / shares	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Class A Ordinary Shares [Member]
Statement of Operations [Abstract]
Weighted average shares outstanding, Basic (in shares)	0	17,250,000	17,250,000	17,250,000	5,303,571	17,250,000	17,250,000
Diluted weighted average shares outstanding (in shares)	0	17,250,000	17,250,000	17,250,000	5,303,571	17,250,000	17,250,000
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Class B Ordinary Shares [Member]
Statement of Operations [Abstract]
Weighted average shares outstanding, Basic (in shares)	3,750,000	4,312,500	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500
Diluted weighted average shares outstanding (in shares)	3,750,000	4,312,500	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Statement of Operations [Abstract]
Weighted average shares outstanding, Basic (in shares)			17,250,000	17,250,000	17,134,615	17,250,000
Diluted weighted average shares outstanding (in shares)			17,250,000	17,250,000	17,134,615	17,250,000
Basic net income (loss) per share (in dollars per share)			$ 0	$ 0	$ 0	$ 0
Diluted net income (loss) per share (in dollars per share)			$ 0	$ 0	$ 0	$ 0
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Statement of Operations [Abstract]
Weighted average shares outstanding, Basic (in shares)			4,312,500	4,312,500	3,915,179	4,312,500
Diluted weighted average shares outstanding (in shares)			4,312,500	4,312,500	3,915,179	4,312,500
Basic net income (loss) per share (in dollars per share)			$ (0.62)	$ 2.45	$ (1.99)	$ 1.84
Diluted net income (loss) per share (in dollars per share)			$ (0.62)	$ 2.45	$ (1.99)	$ 1.84
Adjustment [Member] | Class A Ordinary Shares [Member]
Statement of Operations [Abstract]
Weighted average shares outstanding, Basic (in shares)			0	0	(11,831,044)	0
Diluted weighted average shares outstanding (in shares)			0	0	(11,831,044)	0
Basic net income (loss) per share (in dollars per share)			$ (0.12)	$ 0.49	$ (0.85)	$ 0.37
Diluted net income (loss) per share (in dollars per share)			$ (0.12)	$ 0.49	$ (0.85)	$ 0.37
Adjustment [Member] | Class B Ordinary Shares [Member]
Statement of Operations [Abstract]
Weighted average shares outstanding, Basic (in shares)			0	0	0	0
Diluted weighted average shares outstanding (in shares)			0	0	0	0
Basic net income (loss) per share (in dollars per share)			$ 0.50	$ (1.96)	$ 1.14	$ (1.47)
Diluted net income (loss) per share (in dollars per share)			$ 0.50	$ (1.96)	$ 1.14	$ (1.47)